Non-Controlling Interests - Summary of Redeemable Non-Controlling Interest Activities (Details) - CNY (¥)	5 Months Ended	12 Months Ended
	Jun. 02, 2021	Dec. 31, 2020	Dec. 31, 2019
Noncontrolling Interest [Abstract]
Balance at the beginning of the period	¥ 48,498,368	¥ 44,896,428	¥ 39,208,619
Add: Capital contribution			2,500,000
Less: Comprehensive loss attributable to redeemable non-controlling interests during the year	(714,121)	(2,582,632)	(2,820,682)
Accretion of redeemable non-controlling interests	2,283,089	6,184,572	6,008,491
Balance at the end of the period	¥ 50,067,336	¥ 48,498,368	¥ 44,896,428